Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information
SEGMENT INFORMATION
We write personal auto and other specialty property-casualty insurance and provide related services throughout the United States. Our Personal Lines segment writes insurance for personal autos and recreational vehicles. The Personal Lines segment is comprised of both the Agency and Direct businesses. The Agency business includes business written by our network of more than 35,000 independent insurance agencies, including brokerages in New York and California, and strategic alliance business relationships (other insurance companies, financial institutions, and national agencies). The Direct business includes business written directly by us online, by phone, or on mobile devices. We also sell personal auto physical damage insurance via the Internet in Australia. For the years ended December 31, 2013, 2012, and 2011, net premiums earned on our Australian business were $13.0 million, $7.1 million, and $3.5 million, respectively.
Our Commercial Lines segment writes primary liability and physical damage insurance for automobiles and trucks owned and/or operated predominantly by small businesses in the business auto, for-hire transportation, contractor, for-hire specialty, and tow markets. This segment is distributed through both the independent agency and direct channels.
Our other indemnity businesses manage our run-off businesses, including the run-off of our professional liability insurance for community banks, which was sold in 2010.
Our service businesses provide insurance-related services, including processing CAIP business and serving as an agent for homeowners, general liability, and workers’ compensation insurance through our programs with unaffiliated insurance companies.
All segment revenues are generated from external customers and we do not have a reliance on any major customer.
We evaluate profitability based on pretax underwriting profit (loss) for the Personal Lines and Commercial Lines segments and for the other indemnity businesses. Pretax underwriting profit (loss) is calculated as net premiums earned plus fees and other revenues less each of: (i) losses and loss adjustment expenses; (ii) policy acquisition costs; and (iii) other underwriting expenses. Service business pretax profit (loss) is the difference between service business revenues and service business expenses.
Expense allocations are based on certain assumptions and estimates primarily related to revenue and volume; stated segment operating results would change if different methods were applied. We do not allocate assets or income taxes to operating segments. In addition, we do not separately identify depreciation and amortization expense by segment, and such allocation would be impractical. Companywide depreciation expense was $101.3 million in 2013, $94.4 million in 2012, and $88.5 million in 2011. The accounting policies of the operating segments are the same as those described in Note 1 - Reporting and Accounting Policies.

Following are the operating results for the years ended December 31:

	2013		2012		2011
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$8,601.5	$542.9	$8,103.9	$338.9	$7,627.4	$564.9
Direct	6,740.1	473.9	6,264.2	289.5	5,803.7	354.4
Total Personal Lines[1]	15,341.6	1,016.8	14,368.1	628.4	13,431.1	919.3
Commercial Lines	1,761.6	114.1	1,649.0	86.3	1,467.1	133.5
Other indemnity	.2	(10.8)	.9	(5.8)	4.6	(5.5)
Total underwriting operations	17,103.4	1,120.1	16,018.0	708.9	14,902.8	1,047.3
Fees and other revenues[2]	291.8	NA	281.8	NA	266.5	NA
Service businesses	39.6	.8	36.1	0	22.8	3.4
Investments[3]	740.4	721.6	749.8	734.4	582.6	569.1
Gains (losses) on extinguishment of debt	(4.3)	(4.3)	(1.8)	(1.8)	(.1)	(.1)
Interest expense	NA	(118.2)	NA	(123.8)	NA	(132.7)
Consolidated total	$18,170.9	$1,720.0	$17,083.9	$1,317.7	$15,774.6	$1,487.0

[1] Personal auto insurance accounted for 91% of the total Personal Lines segment net premiums earned in 2013, 2012, and 2011; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2] Pretax profit (loss) for fees and other revenues are allocated to operating segments.
[3] Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.
NA = Not Applicable
Progressive’s management uses underwriting margin and combined ratio as primary measures of underwriting profitability. Underwriting profitability is calculated by subtracting losses and loss adjustment expenses, policy acquisition costs, and other underwriting expenses from the total of net premiums earned and fees and other revenues. The underwriting margin is the pretax underwriting profit (loss) expressed as a percentage of net premiums earned (i.e., revenues from underwriting operations). Combined ratio is the complement of the underwriting margin. Following are the underwriting margins/combined ratios for our underwriting operations for the years ended December 31:

	2013		2012		2011
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	6.3%	93.7	4.2%	95.8	7.4%	92.6
Direct	7.0	93.0	4.6	95.4	6.1	93.9
Total Personal Lines	6.6	93.4	4.4	95.6	6.8	93.2
Commercial Lines	6.5	93.5	5.2	94.8	9.1	90.9
Other indemnity[1]	NM	NM	NM	NM	NM	NM
Total underwriting operations	6.5	93.5	4.4	95.6	7.0	93.0

[1] Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.